U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Combination Stock & Bond Funds, Inc.
               7800 East Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               INVESCO Multi-Asset Allocation Fund


3.    Investment Company Act File Number: 811-8066

      Securities Act File Number:   033-69904

4(a)  Last day of fiscal year for which this Form is filed: June 11, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer=s fiscal year).
            (See Instruction A.2)

4(c)  ____  Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)             $824,093

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                      $23,864,280*

      (iii) Aggregate  price of securities
            redeemed or repurchased during any
            prior  fiscal year ending no
            earlier  than October 1, 1995 that
            were not  previously  used to
            reduce  registration  fees
            payable  to the Commission            $0

      (iv)  Total  available  redemption
            credits  [add items  5(ii)
            and 5(iii)]                           $23,864,280*

      (v)   Net sales - if item 5(i) is
            greater than item 5(iv) [subtract
            item 5(iv) from item 5(i)]             $0


      (vi)  Redemption  credits available
            for use in future years - if
            item 5(i) is less  than item
            5(iv)  [subtract  item  5(iv)
            from  item  5(i)]                     $11,899,712**

      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9)                      x0.000278

      (viii)Registration fee due [multiply
            item 5(v) by item 5(vii)]
            (enter A0@ if no fee is due):         = $0

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.    Interest due - if this Form is
      being filed more than 90 days after
      the end of the Issuer's fiscal year
      (see instruction D):                      + $0

8.    Total of the  amount of the
      registration  fee due plus any
      interest  due [line 5(viii)
      plus line 7]:                             = $0

9.    Date of the  registration  fee
      and any  interest  payment  was
      sent to the Commission's
      lockbox depository:

            Method of Delivery:
                                 ___    Wire Transfer
                                 ___    Mail or other means

* Includes redemptions of $11,140,475 issued in the exchange-out merger of INVESCO Multi-Asset Allocation Fund into INVESCO Balanced Fund.

** Net redemptions of $23,040,187 less $11,140,475 redeemed in merger.

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

               INVESCO Combination Stock & Bond Funds, Inc.
                      --INVESCO Multi-Asset Allocation Fund




                                   /s/ Ronald L. Grooms
                             By:___________________________________
                                      Ronald L. Grooms
                                      Treasurer & Chief Financial &
                                      Accounting Officer


Date: September 9, 1999